SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)		12 Months Ended
	Oct. 02, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net (loss) income		$ (36,846,061)	$ 10,147,465	$ (23,660,913)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation		3,662,485	2,359,471	876,560
Changes in assets and liabilities:
Accounts receivable		(7,868,673)	(12,578,516)	(9,622,450)
Accrued expenses and other current liabilities		3,234,779	430,326	897,784
Other non-current liabilities		(282,263)	892,551
Net cash provided by operating activities		(15,664,279)	23,106,005	(28,049,152)
Investing activities:
Net cash (used in) provided by investing activities		(5,330,927)	(3,655,042)	(1,758,412)
Financing activities:
Proceeds from issuance of preferred shares				20,000,000
Issuance of ordinary shares for IPO	$ 45,100,000		48,546,000
Proceeds from issuance of ordinary shares upon exercise of options		326,503
Payment of share repurchase				(1,451,616)
Net cash provided by (used in) financing activities		(3,796,484)	40,169,171	14,401,620
Net (decrease) increase in cash, cash equivalents and restricted cash		(24,791,690)	59,620,134	(15,405,944)
Cash, cash equivalents and restricted cash at beginning of year		84,859,915	27,026,240	41,344,623
Cash, cash equivalents and restricted cash at end of year		59,966,031	84,859,915	27,026,240
Parent company | Reportable legal entities
Cash flows from operating activities:
Net (loss) income		(36,846,061)	10,147,465	(23,660,913)
Equity in losses (income) of subsidiaries, VIEs and VIEs' subsidiaries		33,351,286	(12,435,637)	23,844,218
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation		3,662,485	2,359,471	876,560
Changes in assets and liabilities:
Accounts receivable		7,222	(1,251)	(163)
Accrued expenses and other current liabilities		(21,670)	163,305	(10,000)
Other receivables, deposits and other assets		(18,427)	(3,432)
Other non-current liabilities		(9,066)	604,630
Net cash provided by operating activities		125,769	834,551	1,049,702
Investing activities:
Investment in subsidiaries			19,890,000	(21,500,000)
Advances to subsidiaries and VIEs		(5,400,000)	(54,418,121)	(252,465)
Repayment of advances to subsidiary		8,000,000
Net cash (used in) provided by investing activities		2,600,000	(34,528,121)	(21,752,465)
Financing activities:
Proceeds from issuance of preferred shares				20,000,000
Issuance of ordinary shares for IPO			48,546,000
Cash paid for IPO cost		(809,952)	(2,615,726)	(3,451,616)
Proceeds from issuance of ordinary shares upon exercise of options		326,503
Payment of share repurchase		(12,283,426)	(2,499,167)
Net cash provided by (used in) financing activities		(12,766,875)	43,431,107	16,548,384
Net (decrease) increase in cash, cash equivalents and restricted cash		(10,041,106)	9,737,537	(4,154,379)
Cash, cash equivalents and restricted cash at beginning of year		11,044,673	1,307,136	5,461,515
Cash, cash equivalents and restricted cash at end of year		$ 1,003,567	$ 11,044,673	$ 1,307,136